UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
New York AMT Tax-Free Money Market	.10%
Actual		$ 1,000.00	$ 1,000.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.10%
Actual		$ 1,000.00	$ 1,000.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Service Class	.10%
Actual		$ 1,000.00	$ 1,000.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/14	% of fund's investments 7/31/13	% of fund's investments 1/31/13
1 - 7	64.5	75.6	62.8
8 - 30	12.2	5.8	13.0
31 - 60	3.7	4.5	5.9
61 - 90	3.1	2.3	1.0
91 - 180	7.4	4.5	9.4
> 180	9.1	7.3	7.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/14	7/31/13	1/31/13
Fidelity New York AMT Tax-Free Money Market Fund	42 Days	32 Days	41 Days
New York Tax-Free Money Market Fund Average*	32 Days	34 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/14	7/31/13	1/31/13
Fidelity New York AMT Tax-Free Money Market Fund	42 Days	32 Days	41 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Variable Rate Demand Notes (VRDNs) 60.9%	Variable Rate Demand Notes (VRDNs) 67.5%
Other Municipal Debt 35.7%	Other Municipal Debt 32.4%
Investment Companies 2.0%	Investment Companies 0.1%
Net Other Assets (Liabilities) 1.4%	Net Other Assets (Liabilities)** 0.0%

** Net other assets (liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	1/31/14	10/31/13	7/31/13	4/30/13	1/31/13
New York AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2014, the most recent period shown in the table, would have been -0.20% for New York AMT Tax-Free Money Market, -0.16% for Institutional Class and -0.40% for Service Class.

Annual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.9%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.08% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 1,000,000	$ 1,000,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.22% 2/7/14, VRDN (b)	1,500,000	1,500,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 2/7/14, VRDN (b)	2,200,000	2,200,000
Series 2010 B1, 0.32% 2/7/14, VRDN (b)	2,500,000	2,500,000
		4,700,000
New York - 55.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.08% 2/7/14, LOC Bank of America NA, VRDN (b)	1,610,000	1,610,000
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,120,000	2,120,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.13% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	15,800,000	15,800,000
Subseries 2001 2B, 0.09% 2/3/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	9,060,000	9,060,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1131, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (b)(e)	2,215,000	2,215,000
Series BC 13 19U, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,365,000	5,365,000
Series MS 3361, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000,000	5,000,000
Series Putters 3118, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,185,000	5,185,000
Series 2003 C2, 0.06% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,560,000	5,560,000
Series 2004 A2, 0.05% 2/7/14, LOC Bank of America NA, VRDN (b)	11,300,000	11,300,000
Series 2004 H2 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (b)	4,000,000	4,000,000
Series 2004 H3, 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (b)	2,000,000	2,000,000
Series 2006 I7, 0.08% 2/7/14, LOC Bank of America NA, VRDN (b)	4,200,000	4,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J10, 0.03% 2/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	$ 14,735,000	$ 14,735,000
Series 2008 J6, 0.08% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,005,000	2,005,000
Series 2010 G4, 0.03% 2/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	12,700,000	12,700,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,700,000	6,700,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,390,000	2,390,000
(245 East 124th Street Proj.) Series 2008 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (b)	8,400,000	8,400,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (b)	3,370,000	3,370,000
(James Tower Dev. Proj.) Series 2002 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (b)	4,890,000	4,890,000
(Two Gold Street Proj.) Series 2006 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (b)	15,000,000	15,000,000
Series 2009 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (b)	9,400,000	9,400,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.14% 2/7/14, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (b)(e)	3,012,000	3,012,000
Series BC 13 3WX, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,800,000	2,800,000
Series EGL 09 46A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	1,800,000	1,800,000
Series MS 3262 X, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	7,600,000	7,600,000
Series Putters 3384, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,870,000	1,870,000
Series Putters 4397, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000,000	5,000,000
Series ROC II R 11916, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,040,000	2,040,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series 2000 C, 0.03% 2/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	$ 3,800,000	$ 3,800,000
Series 2008 B1, 0.03% 2/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	4,500,000	4,500,000
Series 2009 BB1, 0.06% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,500,000	3,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1190, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (b)(e)	5,610,000	5,610,000
Series BC 11 7B, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000,000	5,000,000
Series MS 3360, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	3,130,000	3,130,000
Series Putters 3857, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500,000	2,500,000
Series Putters 3868, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,750,000	3,750,000
Series 2001 B, 0.07% 2/3/14 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	10,400,000	10,400,000
Series 2003 A2, 0.04% 2/3/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	4,900,000	4,900,000
Series 2003 C2, 0.06% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,800,000	6,800,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.05% 2/7/14, LOC HSBC Bank U.S.A., NA, VRDN (b)	2,355,000	2,355,000
(College of New Rochelle Proj.) Series 2008, 0.13% 2/7/14, LOC RBS Citizens NA, VRDN (b)	5,000,000	5,000,000
(Culinary Institute of America Proj.) Series 2004 D, 0.05% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	9,750,000	9,750,000
(The Culinary Institute of America Proj.) Series 2006, 0.05% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	1,375,000	1,375,000
Participating VRDN:
Series EGL 06 47 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	37,905,000	37,905,000
Series ROC II R 11722, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	5,035,000	5,035,000
Series 2006 A2, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 4,100,000	$ 4,100,000
Series Putters 3376, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (b)	12,100,000	12,100,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (b)	28,375,000	28,375,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.06% 2/7/14, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.07% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,300,000	3,300,000
Series 2009 B, 0.07% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,300,000	1,300,000
Series 2009 B, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,400,000	1,400,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	575,000	575,000
Series 2009 B, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (b)	5,500,000	5,500,000
Series 2011 A2, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (b)	1,800,000	1,800,000
Series 2013 A:
0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (b)	23,500,000	23,500,000
0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (b)	4,000,000	4,000,000
Series 2013 A1, 0.03% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,900,000	3,900,000
Series 2013 A2, 0.04% 2/7/14, LOC Bank of America NA, VRDN (b)	2,100,000	2,100,000
Series 2013 A3, 0.04% 2/7/14, LOC Bank of America NA, VRDN (b)	2,900,000	2,900,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.05% 2/7/14, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.04% 2/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 6,690,000	$ 6,690,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.07% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,400,000	2,400,000
New York State Gen. Oblig. Participating VRDN Series WF 11 39C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,900,000	4,900,000
Puttable Floating Optional Tax Exempt Receipt Participating VRDN Series MT 844, 0.1% 2/7/14 (Liquidity Facility Bank of America NA) (b)(e)	3,000,000	3,000,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.11% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	13,740,000	13,740,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.07% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	6,975,000	6,975,000
Series Putters 3685, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,605,000	5,605,000
Series 2005 B 2C, 0.04% 2/3/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,180,000	2,180,000
Series 2005 B3, 0.05% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (b)	54,335,000	54,335,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,000,000	1,000,000
Westchester County Indl. Agcy. Rev.:
Series 2001, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (b)	1,100,000	1,100,000
Series 2005 B, 0.05% 2/7/14, LOC TD Banknorth, NA, VRDN (b)	5,820,000	5,820,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 2/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,175,000	5,175,000
		527,407,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - 2.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series ROC II R 11439, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	$ 7,200,000	$ 7,200,000
Series ROC II R 14077, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (b)(e)	2,585,000	2,585,000
Series 1997 2, 0.09% 3/3/14, VRDN (b)(f)	2,500,000	2,500,000
Series 2008 2, 0.09% 2/7/14, VRDN (b)	13,810,000	13,810,000
		26,095,000
North Carolina - 0.8%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 2/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	7,650,000	7,650,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.25% 2/7/14, VRDN (b)	2,300,000	2,300,000
Pennsylvania - 0.1%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.15% 2/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.16% 2/7/14, LOC Bank of America NA, VRDN (b)	2,940,000	2,940,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.42% 2/3/14, VRDN (b)	300,000	300,000
Series 2010 C, 0.41% 2/3/14, VRDN (b)	2,000,000	2,000,000
		2,300,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 2/7/14, VRDN (b)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $577,192,000)		577,192,000
Other Municipal Debt - 35.7%

Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/26/14, CP mode	2,700,000	2,700,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.35% tender 2/13/14, CP mode	$ 4,700,000	$ 4,700,000
New York - 33.4%
Ballston Spa Central School District BAN Series 2013 B, 1% 9/26/14	4,300,000	4,321,443
Elwood Union Free School District TAN 1.25% 6/27/14	1,950,000	1,957,942
Hampton Bays Union Free School District TAN 1.25% 6/19/14	2,300,000	2,308,749
Hauppauge Union Free School District TAN 1.25% 6/27/14	1,800,000	1,807,642
Hempstead Town Gen. Oblig. Bonds Series 2014 B, 3% 2/1/15	1,295,000	1,331,133
Hempstead Union Free School District TAN 1% 6/27/14	1,600,000	1,604,755
Herricks Union Free School District TAN 1% 6/20/14	1,200,000	1,203,613
Huntington Union Free School District TAN 1% 6/27/14	3,300,000	3,310,952
Islip Union Free School District TAN 1% 6/27/14	2,900,000	2,908,827
Jericho Union Free School District TAN 1% 6/20/14	1,800,000	1,805,538
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,700,000	9,700,000
Kings Park Central School District TAN 1% 6/27/14	2,900,000	2,909,411
Lindenhurst Unified Free School District TAN 1% 6/20/14	3,400,000	3,410,343
Liverpool Central School District Gen. Oblig. BAN Series 2013 A, 1.25% 10/3/14	2,726,795	2,745,151
Longwood Central School District TAN Series 2013, 1% 6/27/14	4,400,000	4,414,087
Manhasset Union Free School District TAN 1% 6/20/14	1,900,000	1,905,855
Middle Country Century School District TAN 1% 6/26/14	5,900,000	5,918,495
Middletown City School District BAN 1.25% 7/10/14	6,420,000	6,448,276
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.09%, tender 4/7/14, LOC Wells Fargo Bank NA (b)	1,000,000	1,000,000
Series 2009 D2, 0.1%, tender 4/28/14, LOC JPMorgan Chase Bank (b)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2004 A, 5.25% 8/1/14	2,395,000	2,454,987
Series 2005 F1, 2.5% 8/1/14	2,000,000	2,022,820
Series 2005 G, 5% 8/1/14	500,000	511,913
Series 2009 A1, 4% 8/15/14	250,000	255,116
Series 2012 G1, 5% 4/1/14	1,415,000	1,425,927
Series 2014 H, 2% 8/1/14	3,360,000	3,390,624
Series B, 5% 8/1/14	2,000,000	2,047,353
4% 8/1/14	900,000	916,859
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.06% 2/6/14, CP	$ 6,800,000	$ 6,800,000
Series 2013 A, 0.12% 9/15/14, CP	9,600,000	9,600,000
Series 7, 0.08% 10/3/14, CP	5,800,000	5,800,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2013 S1, 3% 7/15/14	1,400,000	1,417,533
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2010 I2, 5% 11/1/14	5,675,000	5,878,632
Series 2012 B, 5% 11/1/14	1,400,000	1,450,088
Series 2014 C, 2.5% 11/1/14 (a)	2,800,000	2,849,168
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2008 C, 5% 3/15/14	1,300,000	1,307,236
Series 2011 C, 4% 3/15/14	500,000	502,274
New York Dorm. Auth. Revs. Bonds Series 2013 A, 2% 7/1/14	2,830,000	2,850,385
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds Series 2007 B, 5% 6/15/14	1,000,000	1,017,638
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/14	1,215,000	1,224,303
New York Metropolitan Trans. Auth. Rev.:
Series 2:
0.12% 2/13/14, LOC Citibank NA, CP	16,000,000	16,000,000
0.12% 2/13/14, LOC Citibank NA, CP	15,500,000	15,500,000
Series 2B, 0.12% 2/11/14, LOC Barclays Bank PLC, CP	23,790,000	23,790,000
Series 2D, 0.12% 4/9/14, LOC Citibank NA, CP	16,000,000	16,000,000
New York Pwr. Auth.:
Series 1:
0.06% 2/11/14, CP	3,193,000	3,193,000
0.06% 2/12/14, CP	2,584,000	2,584,000
0.06% 2/14/14, CP	6,483,000	6,483,000
0.06% 2/26/14, CP	8,748,000	8,748,000
0.13% 9/2/14, CP	29,236,000	29,236,000
Series 2:
0.06% 2/20/14, CP	11,198,000	11,198,000
0.07% 2/14/14, CP	8,159,000	8,159,000
New York State Gen. Oblig. Bonds:
Series 2005 C, 5% 4/15/14	1,120,000	1,130,713
Series 2013 C, 5% 4/15/14	2,200,000	2,221,604
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	4,250,000	4,283,186
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 4% 3/15/14	1,215,000	1,220,349
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2012 A, 5% 4/1/14	$ 3,000,000	$ 3,023,299
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/14	5,300,000	5,332,975
Riverhead Central School District TAN 1% 6/26/14	3,000,000	3,009,663
Rochester Gen. Oblig. BAN Series 2013 I, 1% 8/12/14	3,800,000	3,815,554
Sag Harbor Union Free School Dist TAN 1% 6/20/14	1,500,000	1,504,344
Sayville Union Free School District TAN Series 2013, 1% 6/26/14	1,300,000	1,304,038
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	6,500,000	6,502,334
Scotia Glenville Central School District BAN 1.25% 6/27/14	1,695,000	1,701,622
Shoreham-Wading River Central School District TAN 1.25% 6/26/14	1,100,000	1,102,832
South Huntington Union Free School District TAN 1% 6/26/14	3,200,000	3,210,431
Southampton Union Free School District TAN 1% 6/20/14	2,100,000	2,106,560
Suffolk County Wtr. Auth. Bonds Series 2013 B, 3% 1/15/15	3,000,000	3,080,557
Syosset Central School District TAN 1% 6/27/14	2,900,000	2,909,519
Tarrytown Union Free School District BAN 1% 8/8/14	2,815,000	2,826,570
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/14	1,025,000	1,041,464
West Babylon Union Free School District TAN 1% 6/27/14	2,200,000	2,207,224
Westhampton Beach Union Free School District TAN 1% 6/26/14	1,700,000	1,705,473
		316,766,379
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 2013 B:
0.1% 2/11/14, CP	4,753,000	4,753,000
0.12% 3/4/14, CP	2,703,000	2,703,000
Series B, 0.08% 4/2/14, CP	2,806,000	2,806,000
0.1% 3/17/14, CP	1,500,000	1,500,000
		11,762,000
South Carolina - 0.3%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 2/3/14, CP mode	2,500,000	2,500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $338,428,379)		338,428,379
Investment Company - 2.0%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 0.05% (c)(d) (Cost $18,866,000)	18,866,000	$ 18,866,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $934,486,379)		934,486,379
NET OTHER ASSETS (LIABILITIES) - 1.4%		13,432,049
NET ASSETS - 100%		$ 947,918,428
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,200,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 9,700,000
Port Auth. of New York & New Jersey Series 1997 2, 0.09% 3/3/14, VRDN	1/3/13 - 5/3/13	$ 2,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 11,650
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $915,620,379)	$ 915,620,379
Fidelity Central Funds (cost $18,866,000)	18,866,000
Total Investments (cost $934,486,379)		$ 934,486,379
Cash		1,279,488
Receivable for investments sold		14,400,021
Receivable for fund shares sold		769,403
Interest receivable		1,102,218
Distributions receivable from Fidelity Central Funds		901
Receivable from investment adviser for expense reductions		23,107
Other receivables		165
Total assets		952,061,682

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,849,168
Payable for fund shares redeemed	1,041,021
Distributions payable	1,169
Accrued management fee	87,075
Other affiliated payables	164,821
Total liabilities		4,143,254

Net Assets		$ 947,918,428
Net Assets consist of:
Paid in capital		$ 947,869,539
Accumulated undistributed net realized gain (loss) on investments		48,889
Net Assets		$ 947,918,428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

January 31, 2014

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($351,728,424 ÷ 351,124,773 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($594,796,267 ÷ 593,994,333 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,393,737 ÷ 1,391,845 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2014

Investment Income
Interest		$ 1,366,037
Income from Fidelity Central Funds		11,650
Total income		1,377,687

Expenses
Management fee	$ 2,032,304
Transfer agent fees	694,947
Distribution and service plan fees	3,869
Independent trustees' compensation	4,015
Total expenses before reductions	2,735,135
Expense reductions	(1,459,055)	1,276,080
Net investment income (loss)		101,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		113,608
Net increase in net assets resulting from operations		$ 215,215

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 101,607	$ 149,865
Net realized gain (loss)	113,608	128,787
Net increase in net assets resulting from operations	215,215	278,652
Distributions to shareholders from net investment income	(101,637)	(152,126)
Distributions to shareholders from net realized gain	(96,675)	(103,611)
Total distributions	(198,312)	(255,737)
Share transactions - net increase (decrease)	(130,061,729)	(256,143,632)
Total increase (decrease) in net assets	(130,044,826)	(256,120,717)

Net Assets
Beginning of period	1,077,963,254	1,334,083,971
End of period	$ 947,918,428	$ 1,077,963,254

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York AMT Tax-Free Money Market

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-D	-D	-D	-D	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	-D	-D	-D	-D	.002
Distributions from net investment income	-D	-D	-D	-D	(.002)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	-D	-D	-D	-D	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.02%	.02%	.02%	.16%
Ratios to Average Net AssetsB,C
Expenses before reductions	.30%	.30%	.30%	.30%	.34%
Expenses net of fee waivers, if any	.13%	.20%	.20%	.29%	.33%
Expenses net of all reductions	.13%	.20%	.20%	.29%	.33%
Net investment income (loss)	.01%	.01%	.01%	.01%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,728	$ 384,955	$ 461,901	$ 537,828	$ 727,667

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-D	-D	-D	.001	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	-D	-D	-D	.001	.002
Distributions from net investment income	-D	-D	-D	(.001)	(.002)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	-D	-D	-D	(.001)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.02%	.04%	.11%	.25%
Ratios to Average Net AssetsB,C
Expenses before reductions	.25%	.25%	.25%	.25%	.29%
Expenses net of fee waivers, if any	.13%	.19%	.18%	.20%	.23%
Expenses net of all reductions	.13%	.19%	.18%	.20%	.23%
Net investment income (loss)	.01%	.01%	.04%	.11%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 594,796	$ 691,245	$ 870,920	$ 1,133,818	$ 1,408,276

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	-D	-D	-D	-D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	-D	-D	-D	-D	.001
Distributions from net investment income	-D	-D	-D	-D	(.001)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	-D	-D	-D	-D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.02%	.02%	.02%	.01%	.08%
Ratios to Average Net AssetsB,C
Expenses before reductions	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.13%	.19%	.20%	.29%	.43%
Expenses net of all reductions	.13%	.19%	.20%	.29%	.42%
Net investment income (loss)	.01%	.01%	.01%	.01%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,394	$ 1,763	$ 1,263	$ 3,064	$ 5,823

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 934,486,379

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 49,331

The tax character of distributions paid was as follows:

	January 31, 2014	January 31, 2013
Tax-exempt Income	$ 101,637	$ 152,126
Long-term Capital Gains	96,675	103,611
Total	$ 198,312	$ 255,737

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 3,869	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
New York AMT Tax-Free Money Market	$ 371,789.10
Institutional Class	322,383.05
Service Class	775.05
	$ 694,947

During the period, the investment adviser or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $323,080 and $796, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
New York AMT Tax-Free Money Market	$ 649,851
Institutional Class	477,774
Service Class	4,992

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,562.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2014	2013
From net investment income
New York AMT Tax-Free Money Market	$ 37,113	$ 42,209
Institutional Class	64,370	109,784
Service Class	154	133
Total	$ 101,637	$ 152,126
From net realized gain
New York AMT Tax-Free Money Market	$ 35,485	$ 35,847
Institutional Class	61,051	67,588
Service Class	139	176
Total	$ 96,675	$ 103,611

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2014	2013
New York AMT Tax-Free Money Market Shares sold	117,537,951	74,655,143
Reinvestment of distributions	64,443	68,979
Shares redeemed	(150,842,552)	(151,673,396)
Net increase (decrease)	(33,240,158)	(76,949,274)
Institutional Class Shares sold	105,425,851	172,381,764
Reinvestment of distributions	106,191	149,513
Shares redeemed	(201,984,058)	(352,224,707)
Net increase (decrease)	(96,452,016)	(179,693,430)
Service Class Shares sold	1,203,192	7,821,730
Reinvestment of distributions	293	308
Shares redeemed	(1,573,040)	(7,322,966)
Net increase (decrease)	(369,555)	499,072

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $108,120 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York AMT Tax-Free Money Market Fund

Annual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 0.20%, (ii) limit the total expenses, with certain exceptions, of the retail class to 0.35%, and (iii) limit the total expenses, with certain exceptions, of Institutional Class and Service Class to 0.20% and 0.45%, respectively. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (ii), the shareholders of the applicable class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K.) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NYS-UANN-0314
1.789256.112

Fidelity®

New York Municipal
Money Market
Fund

Annual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Actual	.10%	$ 1,000.00	$ 1,000.05	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 1/31/14	% of fund's investments 7/31/13	% of fund's investments 1/31/13
1 - 7	68.3	76.6	69.4
8 - 30	8.5	5.7	9.8
31 - 60	5.2	4.5	6.7
61 - 90	2.6	2.3	1.0
91 - 180	7.6	4.2	7.9
> 180	7.8	6.7	5.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	1/31/14	7/31/13	1/31/13
Fidelity New York Municipal Money Market Fund	39 Days	32 Days	34 Days
New York Tax-Free Money Market Fund Average*	32 Days	34 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/14	7/31/13	1/31/13
Fidelity New York Municipal Money Market Fund	39 Days	32 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
Variable Rate Demand Notes (VRDNs) 64.7%	Variable Rate Demand Notes (VRDNs) 68.6%
Other Municipal Debt 32.7%	Other Municipal Debt 29.0%
Investment Companies 1.4%	Investment Companies 2.9%
Net Other Assets (Liabilities) 1.2%	Net Other Assets (Liabilities) † (0.5)%

† Net Other Assets (liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	1/31/14	10/31/13	7/31/13	4/30/13	1/31/13
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and its possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for period ending January 31, 2014, the most recent period shown in the table, would have been -0.36%.

Annual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.7%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 2/7/14, VRDN (c)(e)	$ 3,200,000	$ 3,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.2% 2/3/14, VRDN (c)(e)	1,100,000	1,100,000
Florida - 0.0%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.1% 2/7/14, LOC Bank of America NA, VRDN (c)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.25% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,000,000	1,000,000
		2,500,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.06% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.11% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,335,000	1,335,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.05% 2/7/14, VRDN (c)(e)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.32% 2/7/14, VRDN (c)	1,300,000	1,300,000
Series 2010 B1, 0.32% 2/7/14, VRDN (c)	700,000	700,000
		5,900,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.23% 2/7/14, VRDN (c)(e)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 2/7/14, VRDN (c)(e)	3,200,000	3,200,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.17% 2/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(e)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.21% 2/7/14, VRDN (c)	$ 1,600,000	$ 1,600,000
Series 2012 A, 0.23% 2/7/14, VRDN (c)(e)	3,100,000	3,100,000
		4,700,000
New York - 58.5%
Buffalo Muni. Wtr. Fin. Auth. Series 2008 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	12,500,000	12,500,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.2% 2/7/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(e)	760,000	760,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.14% 2/7/14, LOC HSBC Bank U.S.A., NA, VRDN (c)(e)	7,825,000	7,825,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	12,725,000	12,725,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.13% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	65,400,000	65,400,000
Subseries 2001 3A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	7,600,000	7,600,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,460,000	22,460,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3324, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	6,650,000	6,650,000
Series Putters 2949, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,170,000	14,170,000
Series Putters 3118, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,180,000	5,180,000
Series Putters 3217, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,905,000	13,905,000
Series Putters 3793, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Series Putters 4144 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,665,000	5,665,000
Series Putters 4345, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,750,000	3,750,000
Series Putters 4403 Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14000X, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 3,100,000	$ 3,100,000
Series ROC II R 14045, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,350,000	11,350,000
Series Solar 07 91, 0.04% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,020,000	10,020,000
Series 1995 B8, 0.06% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	31,300,000	31,300,000
Series 1995 F5, 0.06% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	26,000,000	26,000,000
Series 2003 C2, 0.06% 2/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	6,000,000	6,000,000
Series 2004 A2, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	47,600,000	47,600,000
Series 2004 H2 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (c)	1,300,000	1,300,000
Series 2004 H3, 0.03% 2/7/14, LOC Bank of New York, New York, VRDN (c)	11,100,000	11,100,000
Series 2004 H8, 0.04% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	15,000,000	15,000,000
Series 2006 E3, 0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	17,000,000	17,000,000
Series 2006 I7, 0.08% 2/7/14, LOC Bank of America NA, VRDN (c)	42,800,000	42,800,000
Series 2008 J10, 0.03% 2/7/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	11,105,000	11,105,000
Series 2010 G4, 0.03% 2/7/14 (Liquidity Facility Barclays Bank PLC), VRDN (c)	12,800,000	12,800,000
Series 2012 G6, 0.04% 2/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	6,500,000	6,500,000
Series 2013 A4, 0.03% 2/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	20,900,000	20,900,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	22,255,000	22,255,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	19,100,000	19,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)(e)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	6,035,000	6,035,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Beacon Mews Dev. Proj.) Series 2006 A, 0.07% 2/7/14, LOC Citibank NA, VRDN (c)(e)	$ 15,500,000	$ 15,500,000
(Beekman Tower Proj.) Series 2008 A, 0.27% 2/7/14, LOC RBS Citizens NA, VRDN (c)	37,400,000	37,400,000
(Cook Street Apts. Proj.) Series A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)(e)	4,580,000	4,580,000
(First Avenue Dev. Proj.) Series 2002 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.06% 2/7/14, LOC Citibank NA, VRDN (c)(e)	10,100,000	10,100,000
(La Casa del Sol Proj.) Series 2005 A, 0.06% 2/7/14, LOC Citibank NA, VRDN (c)(e)	4,650,000	4,650,000
(Peter Cintron Apts. Proj.) Series C, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.1% 2/7/14, LOC Landesbank Baden-Wuert, VRDN (c)(e)	17,200,000	17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	6,500,000	6,500,000
(Thessalonica Court Apts. Proj.) Series A, 0.06% 2/7/14, LOC Citibank NA, VRDN (c)(e)	17,100,000	17,100,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.06% 2/7/14, LOC Citibank NA, VRDN (c)(e)	5,565,000	5,565,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	18,000,000	18,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	8,425,000	8,425,000
(Morris Avenue Apts. Proj.) Series A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	23,600,000	23,600,000
(One Columbus Place Dev. Proj.) Series A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	30,000,000	30,000,000
(Queenswood Apts. Proj.) Series 2001 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	9,500,000	9,500,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	1,500,000	1,500,000
(West End Towers Proj.) Series 2004 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	9,000,000	9,000,000
Series 2009 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)	9,200,000	9,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.4% 2/7/14, LOC RBS Citizens NA, VRDN (c)	$ 38,800,000	$ 38,800,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.05% 2/3/14, LOC JPMorgan Chase Bank, VRDN (c)	2,000,000	2,000,000
(Planned Parenthood Proj.) 0.14% 2/7/14, LOC Bank of America NA, VRDN (c)	4,640,000	4,640,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.08% 2/7/14, LOC Lloyds Bank PLC, VRDN (c)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.05% 2/7/14, LOC Lloyds Bank PLC, VRDN (c)	2,500,000	2,500,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	25,000,000	25,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	2,988,000	2,988,000
Series BA 08 1206, 0.11% 2/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	9,000,000	9,000,000
Series BC 13 16U, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000,000	2,000,000
Series BC 13 3WX, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200,000	7,200,000
Series EGL 06 74 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,000,000	13,000,000
Series EGL 09 46A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,500,000	10,500,000
Series EGL 7050083 Class A, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.04% 2/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	12,220,000	12,220,000
Series MS 3362, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000,000	5,000,000
Series Putters 2559, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,335,000	5,335,000
Series Putters 3223, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,830,000	9,830,000
Series Putters 3384, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,875,000	1,875,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3496Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,050,000	$ 7,050,000
Series Putters 3497Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,025,000	13,025,000
Series Putters 4378, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,715,000	4,715,000
Series Putters 4413, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,940,000	8,940,000
Series Putters 4417, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,280,000	5,280,000
Series RBC O 23, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,265,000	8,265,000
Series ROC II R 11916, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,035,000	5,035,000
Series ROC II R 11931, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000,000	10,000,000
Series 2008 B1, 0.03% 2/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	25,500,000	25,500,000
Series 2009 BB1, 0.06% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,600,000	3,600,000
Series 2009 BB2, 0.07% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	20,000,000	20,000,000
Series 2012 B, 0.04% 2/3/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	8,600,000	8,600,000
Series 2014 AA:
0.04% 2/3/14 (Liquidity Facility TD Banknorth, NA), VRDN (c)	7,700,000	7,700,000
0.05% 2/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	1,900,000	1,900,000
0.05% 2/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	6,000,000	6,000,000
Series F2, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,500,000	3,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 6B, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,925,000	10,925,000
Series BC 11 8B, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,300,000	9,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series MS 3358, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	$ 5,165,000	$ 5,165,000
Series Putters 3544, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,655,000	10,655,000
Series Putters 4084Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,850,000	3,850,000
Series Putters 4331, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,240,000	3,240,000
Series Putters 4399, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Series RBC O 65, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	4,500,000	4,500,000
Series ROC II R 11994, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,480,000	6,480,000
Series 2001 B, 0.07% 2/3/14 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	15,300,000	15,300,000
Series 2003 1A, 0.06% 2/7/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	2,480,000	2,480,000
Series 2003 A2, 0.04% 2/3/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	117,000,000	117,000,000
Series 2003 A4, 0.04% 2/3/14 (Liquidity Facility TD Banknorth, NA), VRDN (c)	8,100,000	8,100,000
Series 2003 C2, 0.06% 2/3/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	30,450,000	30,450,000
Series 2013 A6, 0.04% 2/3/14 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	4,650,000	4,650,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.05% 2/7/14, LOC Citibank NA, VRDN (c)	7,000,000	7,000,000
Participating VRDN Series ROC II R 11927, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,365,000	6,365,000
Series MS 3275, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000,000	10,000,000
Series Putters 3239, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,015,000	7,015,000
Series Putters 3518, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,685,000	12,685,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series Putters 3875, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,000,000	$ 7,000,000
Series ROC II R 11984, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.05% 2/7/14, LOC HSBC Bank U.S.A., NA, VRDN (c)	2,210,000	2,210,000
(College of New Rochelle Proj.) Series 2008, 0.13% 2/7/14, LOC RBS Citizens NA, VRDN (c)	23,305,000	23,305,000
(Pratt Institute Proj.) Series 2009 B, 0.11% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	2,900,000	2,900,000
(Rockefeller Univ. Proj.) Series 2009 B, 0.03% 2/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	34,225,000	34,225,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.05% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	9,825,000	9,825,000
Series 2006, 0.05% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	6,400,000	6,400,000
Participating VRDN:
ROC II R 11944, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	14,900,000	14,900,000
Series EGL 07 0002, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,950,000	11,950,000
Series EGL 07 0066, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,000,000	4,000,000
Series Putters 1955, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,140,000	10,140,000
Series Putters 3382, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995,000	4,995,000
Series Putters 3383, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,995,000	14,995,000
Series Putters 3803, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,870,000	9,870,000
Series ROC II R 11955, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,000,000	9,000,000
Series ROC II R 11975, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,290,000	5,290,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2006 A2, 0.04% 2/7/14, LOC TD Banknorth, NA, VRDN (c)	$ 12,300,000	$ 12,300,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,450,000	4,450,000
Series ROC II R 11945, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.05% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	3,250,000	3,250,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	47,900,000	47,900,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)	6,000,000	6,000,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	26,500,000	26,500,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.06% 2/7/14, LOC Bank of America NA, VRDN (c)	9,200,000	9,200,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.06% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	26,000,000	26,000,000
Series 2002 A, 0.06% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	60,000,000	60,000,000
(505 West 37th Street Proj.):
Series 2008 A, 0.09% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	46,000,000	46,000,000
Series 2009 A, 0.07% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	18,200,000	18,200,000
Series 2009 B, 0.07% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	18,200,000	18,200,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	182,235,000	182,235,000
0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	10,000,000	10,000,000
Series 2008 A:
0.06% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	18,900,000	18,900,000
0.08% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	5,090,000	5,090,000
Series 2012 A, 0.05% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	10,400,000	10,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	$ 5,000,000	$ 5,000,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	10,150,000	10,150,000
Series 2009 B, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	10,460,000	10,460,000
(88 Leonard Street Proj.) Series 2005 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,600,000	1,600,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	58,500,000	58,500,000
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	40,000,000	40,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	46,500,000	46,500,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	21,800,000	21,800,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	31,470,000	31,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.06% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	13,600,000	13,600,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	3,300,000	3,300,000
(South Cove Plaza Proj.) Series A, 0.04% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	28,320,000	28,320,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.03% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	32,400,000	32,400,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.06% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,600,000	1,600,000
(Tribeca Park Proj.) Series 1997 A, 0.03% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	62,300,000	62,300,000
(Union Square South Proj.) Series 1996 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	41,550,000	41,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2004 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	$ 1,000,000	$ 1,000,000
Series 2009 A, 0.04% 2/7/14, LOC Fannie Mae, VRDN (c)	1,000,000	1,000,000
Series 2009 B, 0.04% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	24,415,000	24,415,000
Series 2011 A2, 0.05% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	10,500,000	10,500,000
Series 2012 A, 0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	34,700,000	34,700,000
Series 2013 A:
0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	10,000,000	10,000,000
0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,000,000	17,000,000
0.03% 2/7/14, LOC Wells Fargo Bank NA, VRDN (c)	23,000,000	23,000,000
0.05% 2/3/14, LOC PNC Bank NA, VRDN (c)	46,645,000	46,645,000
Series 2013 A2:
0.04% 2/7/14, LOC Bank of America NA, VRDN (c)	11,900,000	11,900,000
0.05% 2/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	8,500,000	8,500,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.05% 2/7/14, LOC Bank of America NA, VRDN (c)	12,230,000	12,230,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.06% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	31,020,000	31,020,000
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.04% 2/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,905,000	6,905,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN Series ROCS II R 12299, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	22,770,000	22,770,000
Series 2008 A1, 0.05% 2/7/14, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	33,300,000	33,300,000
Series 2008 A2, 0.03% 2/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	11,040,000	11,040,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.04% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)	11,200,000	11,200,000
Series 2005 D1, 0.05% 2/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,500,000	2,500,000
Series 2005 D2, 0.07% 2/3/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,400,000	4,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.05% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	$ 15,200,000	$ 15,200,000
Series 2004 C3, 0.04% 2/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	33,000,000	33,000,000
Series 2010 A3, 0.04% 2/7/14, LOC Bank of Nova Scotia, VRDN (c)(e)	25,700,000	25,700,000
New York State Gen. Oblig. Participating VRDN:
Series ROC II R 11936, 0.04% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,800,000	16,800,000
Series WF 11 39C, 0.06% 2/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000,000	4,000,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,170,000	12,170,000
Puttable Floating Optional Tax Exempt Receipt Participating VRDN Series MT 844, 0.1% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	16,975,000	16,975,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.45% 2/7/14, LOC Citibank NA, VRDN (c)(e)	660,000	660,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.07% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,525,000	6,525,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.05% 2/7/14 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	5,000,000	5,000,000
Series Putters 3330, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	36,730,000	36,730,000
Series Putters 3685, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000,000	2,000,000
Series Putters 4405, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,800,000	5,800,000
Series Putters 4406, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000,000	3,000,000
Series ROC II R11934, 0.05% 2/7/14 (Liquidity Facility Citibank NA) (c)(f)	9,450,000	9,450,000
Series 2003 B2, 0.04% 2/7/14, LOC California Teachers Retirement Sys., VRDN (c)	4,555,000	4,555,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Participating VRDN:
Series 2005 B3, 0.05% 2/7/14 (Liquidity Facility Bank of America NA), VRDN (c)	$ 123,930,000	$ 123,930,000
Util. Debt Securitization Auth. Participating VRDN:
Series RBC O 74, 0.04% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,650,000	5,650,000
0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,500,000	2,500,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 2/7/14, LOC RBS Citizens NA, VRDN (c)	5,200,000	5,200,000
		3,301,633,000
New York And New Jersey - 4.6%
New York and New Jersey Port Auth. Rev. Participating VRDN Series MS 3344, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,700,000	2,700,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.09% 2/7/14 (Liquidity Facility Bank of America NA) (c)(f)	3,700,000	3,700,000
Series BA 08 1055, 0.11% 2/7/14 (Liquidity Facility Bank of America NA) (c)(e)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.14% 2/7/14 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,230,000	5,230,000
Series BA 08 1067, 0.11% 2/7/14 (Liquidity Facility Bank of America NA) (c)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.11% 2/7/14 (Liquidity Facility Bank of America NA) (c)(e)(f)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.09% 2/7/14 (Liquidity Facility Citibank NA) (c)(e)(f)	87,600,000	87,600,000
Series GS 08 31TP, 0.06% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	20,330,000	20,330,000
Series MS 3249, 0.06% 2/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	4,000,000	4,000,000
Series Putters 1546, 0.05% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,430,000	12,430,000
Series Putters 2945, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,885,000	8,885,000
Series Putters 3114, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,120,000	5,120,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3115, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	$ 6,660,000	$ 6,660,000
Series Putters 3523, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,365,000	7,365,000
Series Putters 3991 Z, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.09% 2/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	985,000	985,000
Series RBC O 18, 0.06% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.06% 2/7/14 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.1% 2/7/14 (Liquidity Facility Citibank NA) (c)(e)(f)	11,250,000	11,250,000
Series WF 08 2C, 0.11% 2/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.12% 3/3/14, VRDN (c)(e)(g)	6,400,000	6,400,000
Series 1997 2, 0.09% 3/3/14, VRDN (c)(g)	1,000,000	1,000,000
		259,740,000
North Carolina - 0.5%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.4% 2/7/14, VRDN (c)(e)	2,200,000	2,200,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 2/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	5,900,000	5,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.05% 2/7/14, LOC Bank of America NA, VRDN (c)(e)	15,000,000	15,000,000
0.05% 2/7/14, LOC Bank of America NA, VRDN (c)(e)	4,750,000	4,750,000
		27,850,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.07% 2/3/14, LOC Bank of America NA, VRDN (c)	4,075,000	4,075,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.06% 2/7/14, LOC Bank of America NA, VRDN (c)(e)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 2/7/14, LOC JPMorgan Chase Bank, VRDN (c)(e)	$ 2,500,000	$ 2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.07% 2/7/14, LOC Fannie Mae, VRDN (c)(e)	3,500,000	3,500,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.42% 2/3/14, VRDN (c)	1,175,000	1,175,000
Series 2004, 0.55% 2/7/14, VRDN (c)(e)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.05% 2/7/14 (Total SA Guaranteed), VRDN (c)	5,000,000	5,000,000
		22,475,000
Virginia - 0.0%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.06% 2/7/14, LOC Freddie Mac, VRDN (c)(e)	3,000,000	3,000,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 2/7/14, VRDN (c)	1,300,000	1,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,655,108,000)		3,655,108,000
Other Municipal Debt - 32.7%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.3% tender 3/5/14, CP mode	2,950,000	2,950,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 2/26/14, CP mode	2,000,000	2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 B, 0.25% tender 3/5/14, CP mode (e)	7,700,000	7,700,000
		9,700,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.35% tender 2/13/14, CP mode	1,600,000	1,600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B: - continued
0.4% tender 2/6/14, CP mode	$ 4,300,000	$ 4,300,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.35% tender 2/14/14, CP mode	5,800,000	5,800,000
		11,700,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.33% tender 2/26/14, CP mode (e)	6,300,000	6,300,000
0.33% tender 2/27/14, CP mode (e)	1,000,000	1,000,000
Series 1990 A1, 0.3% tender 3/5/14, CP mode (e)	5,200,000	5,200,000
Series 1990 B, 0.4% tender 2/6/14, CP mode	1,000,000	1,000,000
		13,500,000
New York - 29.1%
Ballston Spa Central School District BAN Series 2013 B, 1% 9/26/14	24,161,000	24,281,485
Battery Park City Auth. Rev. Bonds Series 2013 A, 2% 11/1/14	3,345,000	3,390,924
Commack Union Free School District BAN 1.25% 9/12/14	1,387,500	1,395,697
Elwood Union Free School District:
BAN 1.25% 8/22/14	1,650,000	1,657,817
TAN 1.25% 6/27/14	10,800,000	10,843,987
Hampton Bays Union Free School District:
BAN 1.25% 6/27/14	4,500,000	4,515,588
TAN 1.25% 6/19/14	11,700,000	11,744,507
Hauppauge Union Free School District TAN 1.25% 6/27/14	9,700,000	9,741,180
Hempstead Town Gen. Oblig. Bonds Series 2014 B, 3% 2/1/15	7,400,000	7,606,473
Hempstead Union Free School District TAN 1% 6/27/14	9,400,000	9,427,935
Herricks Union Free School District:
BAN 1% 5/14/14	6,170,000	6,182,897
TAN 1% 6/20/14	6,800,000	6,820,474
Huntington Union Free School District TAN 1% 6/27/14	18,700,000	18,762,060
Islip Union Free School District TAN 1% 6/27/14	16,100,000	16,149,005
Jericho Union Free School District TAN 1% 6/20/14	10,200,000	10,231,384
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	55,100,000	55,100,000
Kings Park Central School District TAN 1% 6/27/14	16,100,000	16,152,245
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Lindenhurst Unified Free School District TAN 1% 6/20/14	$ 18,600,000	$ 18,656,583
Liverpool Central School District Gen. Oblig. BAN Series 2013 A, 1.25% 10/3/14	15,400,000	15,503,669
Longwood Central School District TAN Series 2013, 1% 6/27/14	24,600,000	24,678,761
Manhasset Union Free School District TAN 1% 6/20/14	10,600,000	10,632,663
Middle Country Century School District TAN 1% 6/26/14	32,600,000	32,702,193
Middletown City School District BAN 1.25% 7/10/14	35,800,000	35,957,676
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.09%, tender 4/7/14, LOC Wells Fargo Bank NA (c)	5,455,000	5,455,000
Series 2009 D2, 0.1%, tender 4/28/14, LOC JPMorgan Chase Bank (c)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 2004 A, 5% 8/1/14	2,330,000	2,385,460
Series 2004 G, 5% 8/1/14	3,360,000	3,440,136
Series 2004 I, 5% 8/1/14	6,715,000	6,874,267
Series 2005 C, 5% 8/1/14	2,615,000	2,677,504
Series 2005 F1:
2% 8/1/14	3,660,000	3,692,783
2.5% 8/1/14	11,000,000	11,125,508
2.5% 8/1/14	2,875,000	2,907,537
5.25% 9/1/14	12,655,000	13,025,765
Series 2008 A1, 5% 8/1/14	5,840,000	5,978,563
Series 2009 C, 4% 8/1/14	4,000,000	4,075,401
Series 2012 F, 4% 8/1/14	1,600,000	1,630,166
Series 2012 G1, 5% 4/1/14	3,745,000	3,773,928
Series 2012, 5% 8/1/14	5,440,000	5,569,698
Series 2013 F, 2% 8/1/14	1,240,000	1,251,175
Series 2013 J, 4% 8/1/14	37,500,000	38,205,181
Series 2014 C, 3% 8/1/14	1,290,000	1,307,874
Series B, 5% 8/1/14	5,000,000	5,119,952
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2004 B, 5% 6/15/14 (Pre-Refunded to 6/15/14 @ 100)	8,030,000	8,172,885
Series 1, 0.06% 2/6/14, CP	38,200,000	38,200,000
Series 2013 A, 0.12% 9/15/14, CP	55,400,000	55,400,000
Series 7, 0.08% 10/3/14, CP	34,200,000	34,200,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds:
Series 2009 S5, 5% 1/15/15	1,780,000	1,859,414
Series 2013 S1, 3% 7/15/14	8,340,000	8,444,394
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 B1, 5% 11/1/14	$ 6,000,000	$ 6,214,954
Series 2004 C5, 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	10,975,000	10,975,000
Series 2004 D2, 5% 11/1/14	6,985,000	7,068,050
Series 2005 A1, 5% 11/1/14	6,985,000	7,236,649
Series 2010 B, 5% 11/1/14	6,450,000	6,681,597
Series 2010 C1, 5% 8/1/14	6,795,000	6,956,805
Series 2011 D, 5% 2/1/14	7,280,000	7,280,000
Series 2011 E, 5% 11/1/14	3,045,000	3,155,549
Series 2012 B, 5% 11/1/14	7,735,000	8,011,735
Series 2013 B, 4% 11/1/14	4,000,000	4,113,870
Series 2014 C, 2.5% 11/1/14 (b)	16,240,000	16,525,174
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2012 A, 3% 5/15/14	3,750,000	3,780,697
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2005 F, 5% 3/15/14	5,000,000	5,027,650
Series 2008 C, 5% 3/15/14	6,700,000	6,737,296
Series 2010 A, 4% 2/15/14	2,700,000	2,703,927
Series 2011 A, 5% 3/15/14	1,260,000	1,267,024
New York Dorm. Auth. Revs. Series 1998, 0.13% 2/10/14, CP	20,000,000	20,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds Series 2007 B, 5% 6/15/14	5,375,000	5,469,803
New York Local Govt. Assistance Corp. Bonds:
Series 2007 A, 5% 4/1/14	1,620,000	1,632,601
Series 2008 C, 5% 4/1/14	5,000,000	5,038,912
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds:
Series 2002 B2, 3% 11/1/14	5,240,000	5,352,363
Series 2012 A, 4% 11/15/14	3,030,000	3,121,906
New York Metropolitan Trans. Auth. Rev.:
Series 2:
0.12% 2/13/14, LOC Citibank NA, CP	41,000,000	41,000,000
0.12% 2/13/14, LOC Citibank NA, CP	40,500,000	40,500,000
Series 2A, 0.11% 4/2/14, LOC TD Banknorth, NA, CP	33,250,000	33,250,000
Series 2B:
0.12% 2/11/14, LOC Barclays Bank PLC, CP	16,600,000	16,600,000
0.12% 2/11/14, LOC Barclays Bank PLC, CP	100,000,000	100,000,000
Series 2D, 0.12% 4/9/14, LOC Citibank NA, CP	41,000,000	41,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.:
Series 1:
0.06% 2/10/14, CP	$ 10,000,000	$ 10,000,000
0.06% 2/11/14, CP	13,734,000	13,734,000
0.06% 2/12/14, CP	33,053,000	33,053,000
0.06% 2/14/14, CP	58,733,000	58,733,000
0.06% 2/26/14, CP	29,136,000	29,136,000
0.13% 9/2/14, CP	32,314,000	32,314,000
Series 2:
0.06% 2/20/14, CP	42,971,000	42,971,000
0.07% 2/14/14, CP	8,960,000	8,960,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2013 B:
2% 5/15/14	2,290,000	2,301,785
2% 11/15/14	3,200,000	3,247,011
New York State Gen. Oblig. Bonds:
Series 2011 E, 5% 12/15/14	7,255,000	7,562,079
Series 2013 C, 5% 4/15/14	12,380,000	12,501,558
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	37,505,000	37,799,785
New York Thruway Auth. Personal Income Tax Rev. Bonds:
Series 2005 A, 5% 3/15/14	635,000	638,522
Series 2012 A, 3% 3/15/14	10,930,000	10,965,216
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds:
Series 2004 A, 5.25% 4/1/14	5,245,000	5,287,924
Series 2004 B, 5.25% 4/1/14	4,470,000	4,506,939
Series 2008 A, 4.25% 4/1/14	2,750,000	2,768,405
Series 2012 A:
3% 4/1/14	4,290,000	4,309,339
5% 4/1/14	24,735,000	24,926,913
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/14	33,200,000	33,406,413
New York Urban Dev. Corp. Rev. Bonds:
Series 2010 A2, 5% 1/1/15	2,610,000	2,723,680
Series 2013 A2, 2% 3/15/14	2,445,000	2,450,066
Riverhead Central School District:
BAN 1.25% 9/19/14	1,995,406	2,007,188
TAN 1% 6/26/14	17,000,000	17,054,758
Rochester Gen. Oblig.:
BAN Series 2013 I, 1% 8/12/14	20,787,000	20,872,085
Bonds Series 2013 II, 3% 2/1/14	5,725,000	5,725,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Sag Harbor Union Free School Dist TAN 1% 6/20/14	$ 8,500,000	$ 8,524,615
Sayville Union Free School District TAN Series 2013, 1% 6/26/14	7,700,000	7,723,918
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	33,500,000	33,512,027
Scotia Glenville Central School District BAN 1.25% 6/27/14	8,700,000	8,733,988
Shoreham-Wading River Central School District TAN 1.25% 6/26/14	6,400,000	6,416,477
South Huntington Union Free School District TAN 1% 6/26/14	17,800,000	17,858,024
Southampton Union Free School District TAN 1% 6/20/14	11,900,000	11,937,173
Syosset Central School District TAN 1% 6/27/14	16,100,000	16,152,848
Tarrytown Union Free School District BAN 1% 8/8/14	15,600,000	15,664,120
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/14	6,995,000	7,105,511
West Babylon Union Free School District TAN 1% 6/27/14	12,300,000	12,340,389
Westhampton Beach Union Free School District TAN 1% 6/26/14	9,300,000	9,329,941
		1,643,139,053
New York And New Jersey - 2.9%
Port Auth. of New York & New Jersey:
Bonds:
172nd Series, 3% 10/1/14 (e)	11,875,000	12,092,743
178th Series 3% 12/1/14 (e)	10,950,000	11,204,099
Series 2013 A:
0.12% 2/5/14, CP (e)	15,960,000	15,960,000
0.12% 2/19/14, CP (e)	7,560,000	7,560,000
0.12% 3/4/14, CP (e)	7,520,000	7,520,000
0.12% 3/10/14, CP (e)	18,555,000	18,555,000
0.12% 3/20/14, CP (e)	3,080,000	3,080,000
0.12% 4/3/14, CP (e)	13,985,000	13,985,000
Series 2013 B:
0.1% 3/19/14, CP	8,340,000	8,340,000
0.12% 3/4/14, CP	13,967,000	13,967,000
Series A:
0.09% 5/22/14, CP (e)	21,785,000	21,785,000
0.1% 5/5/14, CP (e)	9,765,000	9,765,000
Series B, 0.08% 4/2/14, CP	13,937,500	13,937,500
0.1% 3/17/14, CP	8,400,000	8,400,000
		166,151,342
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.6% tender 3/7/14, CP mode (e)	$ 1,000,000	$ 1,000,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,848,140,395)		1,848,140,395
Investment Company - 1.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (d)(h) (Cost $76,797,000)	76,797,000	76,797,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $5,580,045,395)		5,580,045,395
NET OTHER ASSETS (LIABILITIES) - 1.2%		68,252,879
NET ASSETS - 100%		$ 5,648,298,274
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,500,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 3/20/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 55,100,000
Port Auth. of New York & New Jersey Series 1991 2, 0.12% 3/3/14, VRDN	12/3/03	$ 6,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.09% 3/3/14, VRDN	7/8/13	$ 1,000,000
(h) Information in this report regarding holdings by state and security types does not reflect holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 81,836
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,503,248,395)	$ 5,503,248,395
Fidelity Central Funds (cost $76,797,000)	76,797,000
Total Investments (cost $5,580,045,395)		$ 5,580,045,395
Cash		170,972
Receivable for investments sold		63,185,141
Receivable for fund shares sold		94,639,051
Interest receivable		9,135,785
Distributions receivable from Fidelity Central Funds		3,258
Prepaid expenses		10,152
Other receivables		912
Total assets		5,747,190,666

Liabilities
Payable for investments purchased Regular delivery	$ 17,000,000
Delayed delivery	16,525,174
Payable for fund shares redeemed	63,753,771
Distributions payable	2,053
Accrued management fee	322,261
Other affiliated payables	1,243,059
Other payables and accrued expenses	46,074
Total liabilities		98,892,392

Net Assets		$ 5,648,298,274
Net Assets consist of:
Paid in capital		$ 5,648,263,116
Accumulated undistributed net realized gain (loss) on investments		35,158
Net Assets, for 5,644,046,381 shares outstanding		$ 5,648,298,274
Net Asset Value, offering price and redemption price per share ($5,648,298,274 ÷ 5,644,046,381 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2014

Investment Income
Interest		$ 7,022,494
Income from Fidelity Central Funds		81,836
Total income		7,104,330

Expenses
Management fee	$ 19,958,179
Transfer agent fees	6,689,251
Accounting fees and expenses	467,902
Custodian fees and expenses	71,948
Independent trustees' compensation	21,170
Registration fees	37,076
Audit	43,900
Legal	23,033
Miscellaneous	63,919
Total expenses before reductions	27,376,378
Expense reductions	(20,858,193)	6,518,185
Net investment income (loss)		586,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		384,045
Net increase in net assets resulting from operations		$ 970,190

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 586,145	$ 514,421
Net realized gain (loss)	384,045	515,828
Net increase in net assets resulting from operations	970,190	1,030,249
Distributions to shareholders from net investment income	(549,273)	(514,179)
Distributions to shareholders from net realized gain	-	(206,809)
Total distributions	(549,273)	(720,988)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	14,507,266,831	13,975,491,655
Reinvestment of distributions	528,505	705,496
Cost of shares redeemed	(14,408,481,725)	(13,574,186,956)
Net increase (decrease) in net assets and shares resulting from share transactions	99,313,611	402,010,195
Total increase (decrease) in net assets	99,734,528	402,319,456

Net Assets
Beginning of period	5,548,563,746	5,146,244,290
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $1,713, respectively)	$ 5,648,298,274	$ 5,548,563,746

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Distributions from net realized gain	-	- D	-	- D	-
Total distributions	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.09%
Ratios to Average Net Assets B,C
Expenses before reductions	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.12%	.20%	.21%	.32%	.46%
Expenses net of all reductions	.12%	.20%	.21%	.32%	.46%
Net investment income (loss)	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,648,298	$ 5,548,564	$ 5,146,244	$ 4,821,855	$ 5,083,640

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. As of January 31, 2014, the Fund did not have any unrecognized tax benefits in the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 5,580,045,395

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 35,773

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2014	January 31, 2013
Tax-exempt Income	$ 549,273	$ 514,179
Long-term Capital Gains	-	206,809
Total	$ 549,273	$ 720,988

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $20,847,193.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,000.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 26.96% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $184,446, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New York Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NFS-UANN-0314
1.853332.106

Item 2. Code of Ethics

As of the end of the period, January 31, 2014, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$24,000	$-	$4,700	$700
Fidelity New York Municipal Money Market Fund	$24,000	$-	$4,700	$1,600

January 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$24,000	$-	$4,700	$500
Fidelity New York Municipal Money Market Fund	$24,000	$-	$4,700	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2014A	January 31, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$795,000	$735,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2014 A	January 31, 2013 A
Deloitte Entities	$1,695,000	$1,680,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2014